General (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands																								12 Months Ended
	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) $ / shares shares	Nov. 11, 2024 ILS (₪)	Nov. 11, 2024 USD ($)	Jul. 26, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jun. 25, 2024 ILS (₪) shares	Jun. 25, 2024 USD ($) shares	Apr. 16, 2024 ILS (₪)	Apr. 16, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 01, 2024 ILS (₪) shares	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) shares	Dec. 11, 2023 ILS (₪)	Dec. 11, 2023 USD ($)	Jun. 05, 2023 USD ($)	Dec. 11, 2022 ILS (₪) shares	Dec. 11, 2022 USD ($) shares	Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 07, 2022 ILS (₪)	Jun. 07, 2022 USD ($)	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ILS (₪)	Feb. 28, 2025 shares	Apr. 16, 2024 USD ($)	Dec. 31, 2021 ILS (₪)
General [Line Items]
Accumulated deficit | ₪																								₪ (170,548)		₪ (135,610)
Comprehensive loss | ₪																								(34,938)		(33,835)		₪ (24,962)
Cash and cash equivalents | ₪																								₪ 13,298		₪ 17,112		₪ 19,240			₪ 8,683
Ordinary shares issued							10,466	10,466				130,620,000	8,333,335	8,333,335				4,045,305	4,045,305					13,680,000		90,000			1,200
Offering price per shares | $ / shares																					$ 4.13
Number of pre fund units																				208,282	208,282
Gross proceeds							₪ 4,222	$ 1,130					₪ 3,685	$ 1,000				₪ 5,141	$ 1,500	₪ 43,441		₪ 43,441	$ 13,000
Net proceeds																		₪ 5,141	$ 1,500
Commitment amount | $										$ 15,000	$ 15,000					$ 1,000	$ 10,000
Price rate																	95.00%
Interest rate			8.00%	8.00%
Original issue discount																	3.00%
Advance Shares												17,375,000														33,034,240	33,034,240
Total purchase price												₪ 812															$ 3,394
Issuance costs | ₪															₪ 3,708
Principal amount			₪ 3,629		$ 1,000					3,000															$ 3,000
Net cash received amounted									₪ 6,903	$ 1,846
Original issue discount rate																								3.00%	3.00%
Gross amount	₪ 5,448	$ 1,520
Non-adjusting Events After Reporting Period [Member]
General [Line Items]
Ordinary shares issued	195,428,970	195,428,970
Ordinary Shares [Member]
General [Line Items]
Ordinary shares issued																		4,045,305	4,045,305					1,200
Promissory Note [Member]
General [Line Items]
Interest rate																	8.00%
Original issue discount rate			3.00%	3.00%
Fourth Promissory Note [Member]
General [Line Items]
Principal amount | $				$ 1,000
IPOs[Member]
General [Line Items]
Ordinary shares issued																				2,941,918	2,941,918
Offering price per shares | $ / shares																					$ 4.129
Yorkville [Member]
General [Line Items]
Commitment amount																	$ 2,000									₪ 12,572
Registered Direct Offering [Member]
General [Line Items]
Ordinary shares issued							12,555,555	12,555,555					8,333,335	8,333,335
Pre-Paid Advance [Member]
General [Line Items]
Principal amount | $						$ 1,000
Pre-paid amount | $																														$ 3,000
Pre-Paid Advance [Member]
General [Line Items]
Principal amount					$ 1,000				3,860
Pre-paid amount | ₪									₪ 10,763
Pre-Paid Advance [Member]
General [Line Items]
Pre-paid amount | $																														$ 1,049
Warrants [Member]
General [Line Items]
Ordinary shares issued	390,857,940	390,857,940
ADS [Member]
General [Line Items]
Ordinary shares issued	162,899	162,899					10,466	10,466					6,945	6,945				3,372	3,372					11,403
Offering price per shares | $ / shares		$ 10.66																							$ 11.67
Gross proceeds | $								$ 1,130						$ 1,000							$ 13,000
ADS [Member] | Warrants [Member]
General [Line Items]
Exercisable shares	325,797	325,797